Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

November 30, 2020

AIR-QTLY-0121
1.810665.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Aerospace & Defense - 29.7%
Aerospace & Defense - 29.7%
CAE, Inc.	326,000	$7,887,056
Elbit Systems Ltd. (Israel)	16,000	2,048,430
HEICO Corp. Class A	25,800	2,857,350
Heroux-Devtek, Inc. (a)	155,700	1,733,597
Howmet Aerospace, Inc.	221,200	5,189,352
Huntington Ingalls Industries, Inc.	4,600	736,874
Moog, Inc. Class A	67,700	5,237,272
Northrop Grumman Corp.	11,100	3,355,086
Raytheon Technologies Corp.	310,500	22,269,060
Spirit AeroSystems Holdings, Inc. Class A	55,700	1,893,800
Teledyne Technologies, Inc. (a)	40,700	15,382,158
Textron, Inc.	181,900	8,203,690
The Boeing Co.	64,410	13,571,831
TransDigm Group, Inc.	20,200	11,699,638
Virgin Galactic Holdings, Inc. (a)(b)	111,600	2,969,676
		105,034,870
Air Freight & Logistics - 29.4%
Air Freight & Logistics - 29.4%
Air Transport Services Group, Inc. (a)	893,950	27,480,022
Atlas Air Worldwide Holdings, Inc. (a)	210,300	11,736,843
C.H. Robinson Worldwide, Inc.	6,700	629,599
Cargojet, Inc.	71,200	12,180,260
Echo Global Logistics, Inc. (a)	40,800	1,158,312
Expeditors International of Washington, Inc.	39,000	3,485,430
FedEx Corp.	68,400	19,602,072
Hub Group, Inc. Class A (a)	29,300	1,600,366
United Parcel Service, Inc. Class B	152,250	26,045,408
		103,918,312
Airlines - 28.0%
Airlines - 28.0%
Air Canada (a)	464,000	8,824,825
Alaska Air Group, Inc.	243,000	12,385,710
Allegiant Travel Co.	28,400	4,833,396
American Airlines Group, Inc. (b)	10,200	144,126
Copa Holdings SA Class A	45,600	3,634,320
Dart Group PLC	43,800	812,330
Delta Air Lines, Inc.	564,402	22,717,181
Hawaiian Holdings, Inc.	300	6,078
JetBlue Airways Corp. (a)	9,700	146,373
Mesa Air Group, Inc. (a)	118,800	757,944
SkyWest, Inc.	235,900	10,127,187
Southwest Airlines Co.	486,000	22,521,240
United Airlines Holdings, Inc. (a)	269,300	12,131,965
		99,042,675
Building Products - 0.1%
Building Products - 0.1%
Carrier Global Corp.	8,270	314,839
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
Points International Ltd. (a)	231,200	2,774,400
IT Services - 0.9%
IT Consulting & Other Services - 0.9%
CACI International, Inc. Class A (a)	14,000	3,322,060
Machinery - 4.5%
Industrial Machinery - 4.5%
Otis Worldwide Corp.	3,685	246,674
Park-Ohio Holdings Corp.	48,890	1,373,320
RBC Bearings, Inc. (a)	56,100	9,471,924
Woodward, Inc.	42,800	4,786,324
		15,878,242
Professional Services - 0.5%
Research & Consulting Services - 0.5%
FTI Consulting, Inc. (a)	17,000	1,785,340
Road & Rail - 2.7%
Trucking - 2.7%
J.B. Hunt Transport Services, Inc.	3,900	527,592
Knight-Swift Transportation Holdings, Inc. Class A	26,700	1,102,443
Landstar System, Inc.	22,800	2,996,376
Ryder System, Inc.	7,200	426,384
Schneider National, Inc. Class B	20,600	430,540
TFI International, Inc.	68,900	3,500,809
U.S. Xpress Enterprises, Inc. (a)	21,900	164,250
U.S.A. Truck, Inc. (a)	10,400	92,144
Universal Logistics Holdings, Inc.	15,300	329,103
		9,569,641
Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	39,100	1,429,887
Willis Lease Finance Corp. (a)	6,000	193,260
		1,623,147
TOTAL COMMON STOCKS
(Cost $249,486,593)		343,263,526

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.09% (c)	8,529,942	8,531,648
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	2,954,160	2,954,455
TOTAL MONEY MARKET FUNDS
(Cost $11,486,103)		11,486,103
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $260,972,696)		354,749,629
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(868,431)
NET ASSETS - 100%		$353,881,198

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,500
Fidelity Securities Lending Cash Central Fund	146,552
Total	$157,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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